CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Sales	$ 1,604,096	$ 1,489,892	$ 1,070,676
Cost of sales	1,247,099	1,169,972	856,110
Gross margin	356,997	319,920	214,566
Selling, general and administrative expenses	306,508	271,885	222,263
Asset impairments			48
Facility closure costs	471	(7)	958
Income (loss) from operations	50,018	48,042	(8,703)
Interest expense, net	30,349	89,638	45,139
Income (loss) from continuing operations before income taxes	19,669	(41,596)	(53,842)
Income tax expense	1,111	769	577
Income (loss) from continuing operations	18,558	(42,365)	(54,419)
Loss from discontinued operations (net of income tax expense of $0 in 2014, 2013 and 2012)	(408)	(326)	(2,437)
Net income (loss)	18,150	(42,691)	(56,856)
Comprehensive income (loss)	$ 18,150	$ (42,691)	$ (56,856)
Basic net income (loss) per share:
Income (loss) from continuing operations	$ 0.19	$ (0.44)	$ (0.57)
Loss from discontinued operations	0.00	0.00	(0.03)
Net income (loss)	0.19	(0.44)	(0.60)
Diluted net income (loss) per share:
Income (loss) from continuing operations	0.18	(0.44)	(0.57)
Loss from discontinued operations	0.00	0.00	(0.03)
Net income (loss)	$ 0.18	$ (0.44)	$ (0.60)
Weighted average common shares outstanding:
Basic	98,050	96,449	95,463
Diluted	100,522	96,449	95,463